Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets
Schedule of changes in goodwill and intangible assets

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2022	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2
Additions	152.0	—	25.9	(0.3)	267.6	445.2
Disposals(2)	(81.9)	—	(31.6)	(8.5)	(3.2)	(125.2)
Amortization	—	—	(91.7)	—	(134.9)	(226.6)
Impairments(3)	(137.0)	—	—	—	(0.9)	(137.9)
Foreign exchange effect and other	(90.4)	—	(9.6)	(60.2)	(34.5)	(194.7)
Balance - December 31, 2022	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0

Gross carrying amount	3,161.8	503.2	1,279.0	1,060.1	1,594.2	7,598.3
Accumulated amortization	—	—	(631.6)	—	(988.3)	(1,619.9)
Accumulated impairment and other	(234.3)	—	6.5	(41.8)	(19.8)	(289.4)
	2,927.5	503.2	653.9	1,018.3	586.1	5,689.0

	Goodwill	Intangible assets				Total
		Lloyd’s	Customer		Computer
		participation	and broker	Brand	software
		rights(1)	relationships	names(1)	and other(1)
Balance - January 1, 2021	3,126.3	503.2	867.5	1,153.3	578.8	6,229.1
Additions	60.7	—	17.8	27.9	264.3	370.7
Disposals(2)	(28.9)	—	(25.1)	(64.0)	(7.5)	(125.5)
Amortization	—	—	(96.6)	—	(342.8)	(439.4)
Impairments(3)	(52.1)	—	—	(33.1)	(0.1)	(85.3)
Foreign exchange effect and other	(21.2)	—	(2.7)	3.2	(0.7)	(21.4)
Balance - December 31, 2021	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2

Gross carrying amount	3,214.1	503.2	1,338.5	1,139.2	1,427.0	7,622.0
Accumulated amortization	—	—	(577.4)	—	(915.4)	(1,492.8)
Accumulated impairment	(129.3)	—	(0.2)	(51.9)	(19.6)	(201.0)
	3,084.8	503.2	760.9	1,087.3	492.0	5,928.2
(1)	Indefinite-lived intangible assets not subject to amortization had an aggregate carrying value at December 31, 2022 of $1,613.6 (December 31, 2021 - $1,686.2).
(2)	During 2022 the company sold its interests in the Crum & Forster Pet Insurance Group and Pethealth. During 2021 the company sold the operations of Toys “R” Us Canada and Fairfax India sold its 48.8% equity interest in Privi. See note 23.
(3)	Non-cash impairment charges recorded in operating expenses and in other expenses in the consolidated statement of earnings by the insurance and reinsurance companies and Non-insurance companies reporting segment, respectively. During 2022 the company recognized non-cash goodwill impairment charges of $133.4 on Farmers Edge.

Schedule goodwill and intangible asset allocation to CGUs

	December 31, 2022			December 31, 2021
		Intangible			Intangible
	Goodwill	assets	Total	Goodwill	assets	Total
Insurance and reinsurance companies
Allied World	940.0	519.8	1,459.8	940.0	565.8	1,505.8
Brit	214.6	565.5	780.1	215.6	580.5	796.1
Zenith National	317.6	77.7	395.3	317.6	84.4	402.0
Northbridge	81.6	133.5	215.1	94.9	121.3	216.2
Crum & Forster	132.6	57.8	190.4	189.1	91.0	280.1
Odyssey Group	119.7	50.8	170.5	119.7	54.9	174.6
All other(1)	85.1	108.3	193.4	95.9	116.3	212.2
	1,891.2	1,513.4	3,404.6	1,972.8	1,614.2	3,587.0
Non-insurance companies
Recipe	298.9	902.2	1,201.1	321.2	980.5	1,301.7
Boat Rocker	86.4	184.8	271.2	89.1	90.2	179.3
AGT	147.6	49.6	197.2	154.4	34.9	189.3
Thomas Cook India	127.7	48.4	176.1	142.1	54.5	196.6
Farmers Edge	63.3	11.4	74.7	208.3	16.0	224.3
All other(2)	312.4	51.7	364.1	196.9	53.1	250.0
	1,036.3	1,248.1	2,284.4	1,112.0	1,229.2	2,341.2
	2,927.5	2,761.5	5,689.0	3,084.8	2,843.4	5,928.2
(1)	Comprised primarily of balances related to AMAG Insurance, Eurolife and Pacific Insurance.
(2)	Comprised primarily of balances related to Dexterra Group, Fairfax India’s subsidiaries (principally from the 2022 acquisitions of Maxop and Jaynix), Grivalia Hospitality (consolidated on July 5, 2022) and Sterling Resorts, and in 2021 included Pethealth (deconsolidated on October 31, 2022).